SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE－2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These accompanying consolidated financial statements reflect the application of certain significant accounting policies as described in this note and elsewhere in the accompanying consolidated financial statements and notes.

● Basis of Presentation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards and International Accounting Standards as issued by the International Accounting Standards Board (IASB) and Interpretations (collectively IFRS Accounting Standards).

The preparation of consolidated financial statements in compliance with adopted IFRS Accounting Standards requires the use of certain accounting estimates. It also requires Group management to exercise judgment in applying the Group’s accounting policies.

Changes in accounting policies

a) New standards, interpretations and amendments adopted from January 1, 2025

The following amendments are effective for the period beginning January 1, 2025:

●	Lack of Exchangeability (Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates);

These amendments to various IFRS Accounting Standards are mandatorily effective for reporting periods beginning on or after January 1, 2025. These amendments have no effect on the measurement of any items in the financial statements of the Group.

b) New standards, interpretations and amendments not yet effective

There are a number of standards, amendments to standards, and interpretations which have been issued by the IASB that are effective in future accounting periods that the Group has decided not to adopt early. The Group is currently assessing the impact of these new accounting standards and amendments. The Group does not expect the amendments and other standards issued by the IASB, but are yet to be effective, to have a material impact on the Group.

● Basis of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company balances and transactions within the Company have been eliminated upon consolidation.

● Going Concern

During the year ended March 31, 2026, the Company incurred net loss with amounts of HKD 74,052,870.

In connection with the Company’s assessment of going concern considerations in accordance with International Accounting Standard 1 (IAS 1), “Presentation of Financial Statements,” paragraph 25, this net loss raises substantial doubt about the Company’s ability to continue as a going concern. However, Management believes that the Company will have sufficient funds to meet its working capital needs for at least twelve months following the issuance of these consolidated financial statements. This belief is supported by management’s financing plan, which includes (i) ongoing support from major shareholders, (ii) committed income from upcoming event projects and investments, and (iii) access to external credit facilities and equity financing arrangements. These plans are considered feasible and within management control, providing reasonable assurance of execution. Based on this assessment, Management has concluded that the substantial doubt about the Company’s ability to continue as a going concern is alleviated by this financing plan. Accordingly, the accompanying consolidated financial statements do not include any adjustments that might result should the Company be unable to continue as a going concern.

● Use of Estimates and Assumptions

The preparation of consolidated financial statements in conformity with IFRS Accounting Standards requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates in the period include the revenue recognition for provision of event management services, impairment on assets and provision for income tax. Actual results may differ from these estimates.

● Foreign Currency Translation and Transaction

The Company uses Hong Kong Dollars as its reporting currency. The functional currency of the Group is Hong Kong Dollar. All amounts have been rounded to the nearest thousand, unless otherwise indicated.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Translation gains and losses that arise from exchange rate fluctuations from transactions denominated in a currency other than the functional currency are translated, as the case may be, at the rate on the date of the transaction and included in the results of operations as incurred.

● Cash and Cash in Bank

Cash and cash in bank consist primarily of cash in readily available checking and saving accounts. The Company maintains most of its bank accounts in Hong Kong.

● Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable include trade accounts due from customers in the rendering of service.

Accounts receivable are recorded at the invoiced amount and do not bear interest, which are due upon invoice was presented. The Company seeks to maintain strict control over its outstanding receivables to minimize credit risk. Overdue balances are reviewed regularly by senior management. Management reviews its receivables on a regular basis to determine if the bad debt allowance is adequate and provides allowance when necessary. The allowance is based on management’s best estimates of specific losses on individual customer exposures, as well as the historical trends of collections. Account balances are charged off against the allowance after all means of collection have been exhausted and the likelihood of collection is not probable. The Company’s management continues to evaluate the reasonableness of the valuation allowance policy and update it if necessary.

The Company does not hold any collateral or other credit enhancements overs its accounts receivable balances.

● Lease

The Group assesses at contract inception whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Group as a lessee

The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

(a)	Right-of-use assets

Right-of-use assets are recognized at the commencement date of the lease (that is the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and any impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease terms and the estimated useful lives of the assets as follows:

Office premises	based on lease terms

If ownership of the leased asset transfers to the Group by the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset.

(b)	Lease liabilities

Lease liabilities are recognized at the commencement date of the lease at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in- substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for termination of a lease, if the lease term reflects the Group exercising the option to terminate the lease. The variable lease payments that do not depend on an index or a rate are recognized as an expense in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in lease payments (e.g., a change to future lease payments resulting from a change in an index or rate) or a change in assessment of an option to purchase the underlying asset.

(c)	Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases of equipment and warehouse rent (that is those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the recognition exemption for leases of low-value assets to leases of office equipment that are considered to be of low value.

Lease payments on short-term leases and leases of low-value assets are recognized as an expense on a straight-line basis over the lease term.

● Equipment

Equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational and after taking into account their estimated residual values:

Expected useful life
Leasehold improvement	The lower of lease term or useful life

Expenditure for repairs and maintenance is expensed as incurred. When assets have retired or sold, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in the results of operations.

● Interests in Joint Operations

During the year ended March 31, 2025 and 2026, the Group entered into joint operation arrangement for certain events. In return, the Group will have project sharing at agreed portion. A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

The Group recognizes in relation to its interest in a joint operation:

●	its assets, including its share of any assets held jointly;
●	its liabilities, including its share of any liabilities incurred jointly;
●	its revenue from the sale of its share of the output arising from the joint operation;
●	its share of the revenue from the sale of the output by the joint operation; and
●	its expenses, including its share of any expenses incurred jointly.

The assets, liabilities, revenues and expenses relating to the Group’s interest in a joint operation are accounted for in accordance with the relevant IFRSs such as IFRS 11 applicable to the particular assets, liabilities, revenues and expenses, and recognized based on the profit sharing ratio on each event. The amount due from/(to) joint operation parties will be recognized based on payment/receipt by the Group and joint operation accordingly.

● Intangible Assets

Purchased licenses and intellectual property (IP) usage rights for exhibitions or events are recognized as intangible assets when the Company obtains control over the rights through licensing or acquisition from third parties. These rights allow the Company to use and operate specific IP in exhibitions or venues, and are typically limited to short-term durations aligned with the event periods.

Such rights are initially measured at cost and subsequently amortized on a straight-line basis over the number of approved events and, thereafter, over the specific duration of each relevant event. The Company assesses these intangible assets for impairment whenever indicators of impairment exist.

These rights may be transferable. When a license or IP usage right is transferred to a third party, the Company recognizes a gain or loss on disposal in other income or other expenses, determined as the difference between the proceeds received and the carrying amount of the asset at the date of transfer.

● Inventories

Inventories are stated at the lower of cost and net realizable value. Cost, which comprises all costs of purchase and, where applicable, cost of conversion and other costs that have been incurred in bringing the inventories to their present location and condition, is calculated using the first in, first out method. Net realizable value represents the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

● Investment on event projects

Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income, and fair value through profit or loss. The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. The Group initially measures a financial asset at its fair value plus in the case of a financial asset not at fair value through profit or loss, transaction costs. In order for a financial asset to be classified and measured at amortized cost or fair value through other comprehensive income, it needs to give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding. Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model. The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows, while financial assets classified and measured at fair value through other comprehensive income are held within a business model with the objective of both holding to collect contractual cash flows and selling. Financial assets which are not held within the aforementioned business models are classified and measured at fair value through profit or loss.

The investment on event projects are recorded at fair value through profit or loss (FVTPL), with cost less impairment used as a proxy where fair value is not reliably measurable due to absence of readily available market data. The investment on event projects represents monetary funding in projects where the Group does not involve itself in event operations and has a contractual right to returns based on a percentage of amounts invested over the net profit or loss of the event in accordance with binding agreements. As such, the contractual cash flows are not solely payments of principal and interest (SPPI) and therefore the investment fails the SPPI test. The management believe the carrying amounts of these investments approximate fair value. Historically, event projects were short-term in nature and expected to be completed within one year, with such investments presented as current assets. Beginning in 2026, the Group invests in two medium-term projects with durations of 3–5 years. These investments are classified as current assets considering the right to recall.

Mirroring the above, the Group also receives funding from an investment partner and records the balance as payable to an investment partner. The payable represents funds received by the Group from a third-party investor to finance specific event projects. Under the terms of the agreement, the investment partner provides capital to the Group for the purpose of investing in event-related projects. In return, the investment partner is entitled to a share of the net returns (or bears a share of the losses) generated by those projects, in proportion to the percentage funded based on budget cost. The Group accounts for the amounts received as a financial liability until the underlying event is completed and the partner’s return entitlement is settled.

● Revenue Recognition

The Company adopted Accounting Standards Revenue from Contracts with Customers (IFRS 15), which provided the following overview of how revenue is recognized from the Company’s contracts with customers: The Company recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services.

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price – The transaction price is the amount of consideration in a contract to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer.

Step 4: Allocate the transaction price to the performance obligations in the contract – Any entity typically allocates the transaction price to each performance obligation on the basis of the relative standalone selling prices of each distinct good or service promised in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation – An entity recognizes revenue when (or as) it satisfies a performance obligation by transferring a promised good or service to a customer (which is when the customer obtains control of that good or service). The amount of revenue recognized is the amount allocated to the satisfied performance obligation. A performance obligation may be satisfied at a point in time (typically for promises to transfer goods to a customer) or over time (typically for promises to transfer service to a customer).

Revenue related to event planner

The Company identified the following three types of performances under the event management contract: i) events planning, design, development and operation, or the Event Management Services; ii) Procurement and sales of goods (including but not limited to IP goods, drinks, tickets) to customer; iii) sponsorship commission income. The Company’s revenue is derived from contracts with customers in the rendering of Event Management Services, and as such, the revenue recognized depicts the transfer of promised services to its customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services when the events start. The Company considers the terms of the contract and all relevant facts and circumstances when applying this guidance. The duration of the service period is usually less than one year. The Company recognize Event Management Services revenue when the event starts and during the event period ratably because: i) Based on the contract terms, none of parties that entered into the contract can terminate, and find other vendors to substitute the services; ii) And the customer benefits from our service beginning at the point of the event started to the event completion. The Company generally requires the customers to make the advanced payment at certain percentage of the total contract value upon signing the agreement. Contract liabilities are recorded when the advanced payment is received from the customers before all of the relevant criteria for revenue recognition has been met. The event management contract price is lump sum basis, consisted of sales of goods and Event Management Services consideration. For allocation of transaction price of sales of goods and Event Management Services, the company applied cost plus margin method to determine the sales of goods revenue based on standalone sales of goods gross margin, and allocate the remaining provision consideration into event management services. For sponsorship commission income, there is specified percentage calculation based on sponsorship fee raised (if any).

For sponsorship commission income, it is sponsorship for the whole event period and recognized over the event period align with Event Management Services.

Revenue related to event organizer

The Company obtained IP directly from IP owner and authorized to convene events as organizer or co-organizer. The Company identified the following four types of performances under the event: i) sales of event tickets for the events; ii) Procurement and sales of goods (including but not limited to IP goods, drinks) to customer; iii) sponsorship commission income and (iv) ad hoc requested by customer say video production for the event

The Company sold the event tickets through on site or sales platform. For event tickets income, it is recognized upon the provision of events.

The Company sold the goods at the event. Revenue from sales of goods is recognized at a point in time when control of the goods has been transferred to the customers. Control is primarily evidenced by taking physical possession and inventory risk of the goods. The Group controls the goods and determines the selling price or allocated selling price (under event management services contracts) of the good before the good is transferred to the customers.

For sponsorship commission income, there is specified percentage calculation based on sponsorship fee raised (if any). For sponsorship commission income, it is sponsorship for the whole event period and recognized over the event period align with Event Management Services.

For ad hoc income say video production, it is recognized upon the video delivered and confirmed by customer.

For events have co-organizer, the revenue recognition is similar the above under heading revenue related to event organizer but proportion based on agreed terms to the agreement with joint operations parties. Please refer to interest in joint operations paragraph in Note 2.

Design

Revenue from designed services is recognized over the time. The revenue generated from design services are generally based on the fixed fee billing arrangements that require the clients to pay a pre-established fee in exchange for a predetermined set of design services. The design services provide involve a series of tasks which are distinct and meet the criteria for recognizing revenue overtime. In addition, the Group concludes that the services provided each month are substantially similar and result in the transfer of substantially similar services to the clients each month. The Group recognizes revenues from design services on a monthly basis when it satisfies its performance obligations throughout the contract terms. Due to the design works were performed by inhouse designer and/or monitored by in-house designer through external designer (value added services), the Company controls the specified designed services before that services are transferred to a customer and the Company will determine the selling price, and thus, the Company is principal instead of agent for design services.

Café income

Café income is recognized based on the nature of the entitlements provided to customers and sponsors. The café operations are typically integrated with themed exhibitions and sponsorship arrangements, and revenue streams include (i) rights to entry, (ii) rights to meals or merchandise, and (iii) exclusive functions or promotional entitlements.

For rights to entry and meals, where contracts grant customers or sponsors the right to attend exhibitions or receive a specified number of meals, the Group satisfies its performance obligation once such rights are made available, regardless of whether they are fully exercised. Revenue is recognized at the point-in-time when the rights are granted.

For exclusive functions and promotional rights, sponsorship arrangements often include venue use or promotional entitlements. These are recognized over-time as the exhibition or event occurs.

The Group does not control the preparation or delivery of meals, merchandise, or venue services, which are operated by third-party caterers and venue operators. Accordingly, the Group acts as an Agent under IFRS 15, with its performance obligation being to arrange for the provision of café services by third parties. Revenue is therefore recognized on a net basis, representing only the Group’s contractual share of profits or commission income, rather than the gross value of café sales.

● Cost of Revenue

Direct cost of revenues mainly consists of subcontracting to event facilitators, front line staff costs, cost of goods sold which are attributable to the revenue-generating activities of the Group provides for its clients,

● Contract costs

A contract cost represents cost incurred to fulfill a contract with a customer. Contract cost is capitalized as an asset if all of the following criteria are met:

(a) The cost relates directly to a contract or to an anticipated contract that the entity can specifically identify;

(b) The cost generates or enhances resources of the entity that will be used in satisfying (or in continuing to satisfy) performance obligations in the future;

(c) The cost is expected to be recovered

The capitalized contract cost is amortized and charged to the statement of profit or loss on a systematic basis that is consistent with the pattern of the revenue to which the asset related is recognized.

For contract costs incurred for events with co-organizers, the project costs will be recognized in accordance with sharing agreed terms in the agreements.

● Contract liabilities

A contract liability is recognized when a payment is received or a payment is due (whichever is earlier) from a customer before the Group transfers the related goods or services. Contract liabilities are recognized as revenue when the Group performs under the contract (i.e., transfers control of the related goods or services to the customer).

● Dividends

Final dividends are recognized as a liability when they are approved by the shareholders in a general meeting. Proposed final dividends are disclosed in the notes to the financial statements. Interim dividends are simultaneously proposed and declared, and recognized immediately as a liability when they are proposed and declared.

● Income Taxes

Income tax

Income tax comprises current and deferred tax. Income tax relating to items recognized outside profit or loss is recognized outside profit or loss, either in other comprehensive income or directly in equity.

Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period, taking into consideration interpretations and practices prevailing in the countries in which the Group operates.

Deferred tax is provided, using the liability method, on all temporary differences at the end of the reporting period between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognized for all taxable temporary differences, except when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss and does not give rise to equal taxable and deductible temporary differences; and in respect of taxable temporary differences associated with investments in subsidiaries, associates and joint ventures, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

● Income Taxes (continued)

Deferred tax assets are recognized for all deductible temporary differences, and the carryforward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carryforward of unused tax credits and unused tax losses can be utilized, except when the deferred tax asset relating to the deductible temporary differences arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss and does not give rise to equal taxable and deductible temporary differences; and in respect of deductible temporary differences associated with investments in subsidiaries, associates and joint ventures, deferred tax assets are only recognized to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets and deferred tax liabilities are offset if and only if the Group has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

● Earnings/(Losses) per Share

The Company computes earnings/losses per share, or EPS, requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential Class A Ordinary Shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential Class A Ordinary Shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

As Class B Ordinary Shares do not have right to dividend. there is no impact when calculated basic net profit per Class A and Class B Ordinary Shares. However, as Class B Ordinary Shares have the right to convert into Class A Ordinary Shares, there is dilutive impact during the years ended March 31, 2024, 2025 and 2026.

● Retirement Plan Costs

Contributions to retirement plans (which are defined contribution plans) are charged to general and administrative expenses in the accompanying statements of operation as the related employee service are provided. The Company is required to make contribution for their employees under a government-mandated multi-employer defined contribution pension scheme for its eligible full-time employees in Hong Kong. The Company is required to contribute a specified percentage of the participants’ relevant income based on their ages and wages level. During the years ended March 31, 2024, 2025 and 2026, HKD$72,827, HKD$157,899 and HKD230,227 contributions were made accordingly, respectively.

● Government Grant

A government grant or subsidy is not recognized until there is reasonable assurance that: (a) the enterprise will comply with the conditions attached to the grant; and (b) the grant will be received. When the Company receives government grant or subsidies but the conditions attached to the grants have not been fulfilled, such government subsidies are deferred and recorded under other payables and accrued expenses, and other long-term liability. The classification of short-term or long-term liabilities is depended on the management’s expectation of when the conditions attached to the grant can be fulfilled. For the years ended March 31, 2024, 2025 and 2026, the Company received government subsidies of HKD178,124, nil and nil, which are recognized as other income in the consolidated statements of operations.

● Segment Reporting

The Group operates and manages its business as a single segment. The Group’s chief operating decision maker, or CODM, is the Chairman of the Board. The Group’s CODM assess the Group’s performance and results of operations on a consolidated basis. The Group generates substantially all of its revenues from clients in Hong Kong. Accordingly, no geographical segments are presented. Substantially all of the Group’s long-lived assets are located in Hong Kong.

● Related Parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as a family member or relative, shareholder, or a related corporation.

● Concentration of Credit Risk

Financial instruments that potentially subject the Company to credit risk consist of cash equivalents and accounts receivable. Cash equivalents are maintained with high credit quality institutions, the composition and maturities of which are regularly monitored by management. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD800,000 if the bank with which an individual/a company hold its eligible deposit fails. As of March 31, 2025 and 2026, cash and bank balances of HKD17,135,719 and HKD20,457,347 was maintained at financial institutions in Hong Kong, of which none of its cash balance was subject to credit risk. However, if the individual bank balance is over HKD800,000, the excess will be subject to credit risk if the relevant bank fails. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

For accounts receivable, the Company determines, on a continuing basis, the allowance for doubtful accounts based on the estimated realizable value. The Company identifies credit risk on a customer by customer basis. The information is monitored regularly by management. Concentration of credit risk arises when a group of customers having similar characteristics such that their ability to meet their obligations is expected to be affected similarly by changes in economic conditions.

The Company has determined the default event on a financial asset to be when internal and/or external information indicates that the financial asset is unlikely to be received, which could include default of contractual payments due for more than 365 days, default of interest due for more than 365 days or there is significant difficulty of the counterparty. To minimize credit risk, the Company has developed and maintained its credit risk grading to categorize exposures according to their degree of risk of default. The credit rating information is supplied by publicly available financial information and the Company’s own trading records to rate its major customers and other debtors.

As of March 31, 2025 and 2026, there were accounts and other receivables of HKD17,082,085 and HKD8,049,392, respectively. Three of customers as at March 31, 2026 (2025: three) are amounted to 10% or more of the total consolidated amounts.

● Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company’s policy is to ensure that it has sufficient cash to meet its liabilities when they become due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation. A key risk in managing liquidity is the degree of uncertainty in the cash flow projections. If future cash flows are fairly uncertain, the liquidity risk increases. Liquidity risk is controlled by the application of financial position analysis and monitoring procedures. When necessary, we will turn to financial institutions and related parties to obtain short-term funding to cover any liquidity shortage.

● Fair Value Measurement

The Company establishes a three-tier fair value hierarchy that prioritizes the inputs used in measuring fair value as follows:

●	Level 1: Inputs are based upon unadjusted quoted prices for identical instruments traded in active markets;

●	Level 2: Inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques (e.g. Black-Scholes Option-Pricing model) for which all significant inputs are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Where applicable, these models project future cash flows and discount the future amounts to a present value using market-based observable inputs; and

●	Level 3: Inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques, including option pricing models and discounted cash flow models.

The carrying value of the Company’s financial instruments: cash and bank balances, contract costs, accounts receivable, deposits, prepayments and other receivables, trade and other payables, tax payable, contract liabilities approximate at their fair values because of the short-term nature of these financial instruments.

Fair value estimates are made at a specific point in time based on relevant market information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.